Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 5,086,655	$ 4,400,690
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,018,806	1,112,094
Provision for loan losses	670,000	1,000,000
Deferred income tax benefit	(402,748)	(231,970)
Net loss (gain) on sale of securities available-for-sale	5,521	(351,301)
Gain on sale of loans	(778,203)	(1,375,689)
(Gain) loss on sale of bank premises and equipment	(12,077)	4,583
Gain on sale of OREO	(9,990)	(15,139)
Gain on Trust LLC	(287,251)	(149,715)
Amortization of bond premium, net	427,496	514,934
Write down of OREO	44,500	0
Proceeds from sales of loans held-for-sale	29,755,130	48,721,888
Originations of loans held-for-sale	(27,684,721)	(46,562,338)
Increase (decrease) in taxes payable	1,432,445	(747,180)
Increase in interest receivable	(27,220)	(50,485)
Amortization of FDIC insurance assessment	775,595	356,266
(Increase) decrease in mortgage servicing rights	(319,456)	87,819
Decrease (increase) in other assets	54,026	(799,545)
Increase in cash surrender value of bank owned life insurance	(115,663)	(124,398)
Amortization of core deposit intangible	272,695	340,870
Amortization of limited partnerships	575,232	1,214,839
Increase in deferred net loan costs	(130,928)	(162,250)
Decrease in interest payable	(17,193)	(57,313)
Increase in accrued expenses	107,476	155,052
Increase in other liabilities	66,951	1,411
Net cash provided by operating activities	10,507,078	7,283,123
Cash Flows from Investing Activities:
Maturities and pay downs	41,971,398	29,136,655
Purchases	(38,042,754)	(41,300,051)
Investments - available - for - sale Maturities, calls, pay downs and sales	15,185,380	43,421,610
Purchases	(10,253,097)	(18,314,769)
Proceeds from redemption of restricted equity securities	388,500	287,200
Decrease in limited partnership contributions payable	(527,000)	(1,289,000)
Investments in limited partnerships	0	(213,830)
Increase in loans, net	(25,583,827)	(31,945,256)
Capital expenditures net of proceeds from sales of bank premises and equipment	(486,877)	(644,772)
Proceeds from sales of OREO	1,596,590	291,132
Recoveries of loans charged off	261,264	121,160
Net cash used in investing activities	(15,490,423)	(20,449,921)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	6,953,944	15,541,005
Net (decrease) increase in money market and savings accounts	(323,709)	21,497,833
Net decrease in time deposits	(574,525)	(15,935,288)
Net (decrease) increase in repurchase agreements	(4,504,993)	12,504,162
Repayments on long-term borrowings	(6,000,000)	(12,010,000)
Decrease in capital lease obligations	(63,659)	(58,766)
Dividends paid on preferred stock	(81,250)	(187,500)
Dividends paid on common stock	(1,974,314)	(1,767,584)
Net cash (used in) provided by financing activities	(6,568,506)	19,583,862
Net (decrease) increase in cash and cash equivalents	(11,551,851)	6,417,064
Cash and cash equivalents:
Beginning	29,881,840	23,464,776
Ending	18,329,989	29,881,840
Supplemental Schedule of Cash Paid During the Period
Interest	3,459,327	4,939,632
Income taxes	0	800,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized (loss) gain on securities available-for-sale	(332,157)	57,616
Loans transferred to OREO	1,661,920	1,260,698
Investments in limited partnerships
Investment in limited partnerships	0	(213,830)
Decrease in limited partnership contributions payables	(527,000)	(1,289,000)
Total	(527,000)	(1,502,830)
Common Shares Dividends Paid
Dividends declared	2,706,461	2,666,741
Increase in dividends payable attributable to dividends declared	(28,465)	(49,467)
Dividends reinvested	(703,682)	(849,690)
Total	$ 1,974,314	$ 1,767,584